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                       MORGAN GRENFELL INVESTMENT TRUST
                                One South Street
                           Baltimore, Maryland 21202

                                October 2, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  MORGAN GRENFELL INVESTMENT TRUST (the "Trust")
     High Yield Bond - Premier Class (the "Fund")
     1933 Act File No. 33-68704
     1940 Act File No. 811-8006

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information, dated September 29, 2000, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 26 on September 29, 2000.

If you have any questions regarding this certification, please call Fran Pollack-Matz at (410) 895-3288.

                     Very truly yours,

                     /s/ Daniel O. Hirsch

                     Daniel O. Hirsch
                     Secretary